Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Jun. 30, 2011	Apr. 30, 2010
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash deposits - original maturities longer than 90 days		$ 570,000,000
Accrual for property and equipment	$ 17,000,000	14,000,000
Construction retention accrued	44,000,000	24,000,000
Impairment charges		0	$ 0
Advertising expense	156,000,000	156,000,000	$ 153,000,000
Redeemable noncontrolling interests	6,250,000
Reclassification of debt issuance cost	$ 118,000,000	109,000,000
Deferred tax liabilities current		$ 62,142,000
4.25% convertible senior notes, due 2015, net [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Debt Instrument Face Amount					$ 300,000,000	$ 1,150,000,000
Long-term debt, interest rate (as a percent)					4.25%	4.25%
Mgm National Harbor [Member] | Radio One, Inc [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Redeemable noncontrolling interests				$ 5,000,000
Noncontrolling interest, description	In addition, Radio One was given the right to make one additional capital contribution of up to $35 million prior to July 1, 2016 for the purchase of additional Interests.
Mgm National Harbor [Member] | Radio One, Inc [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Additional capital contribution	$ 35,000,000
Mgm National Harbor [Member] | Gaming N.H. LLC [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Redeemable noncontrolling interests	$ 1,250,000
Noncontrolling interest, description	In December 2015, MGM National Harbor issued Interests to 42 Gaming N.H., LLC (“42 Gaming”), a noncontrolling interest party, for a purchase price of $1.25 million. In addition, 42 Gaming was given the right to make one additional capital contribution of up to $8.75 million prior to July 1, 2016 for the purchase of additional Interests.
Mgm National Harbor [Member] | Gaming N.H. LLC [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Additional capital contribution	$ 8,750,000
Foreign Country [Member] | Accounts Receivable [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of casino receivables were due from customers residing in foreign countries	63.00%